Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition cost	$ 178,642	$ 178,642
Accumulated amortization	(88,441)	(85,661)
Total intangible assets net book value	$ 90,201	$ 92,981